CHINA ENERGY CORPORATION

6130 Elton Avenue, Las Vegas, Nevada 89107 Tel: 1-702- 216-0472

September 14, 2006 Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, N.W. Washington, D.C. 20549

VIA EDGAR

Attention: Jennifer Hardy, Esq.

Dear Ms. Hardy:
Re: China Energy Corporation
Registration Statement on Form SB-2 – Amendment No. 2
Commission File No. 333-128608

We have sent 3 copies of Form SB2 – Amendment No. 2 (the “Amendment”) with modifications tracked by registered mail. Attached is the EDGAR version of the Amendment.

Please contact us should you require anything further. Thank you.

Yours truly,

China Energy Corporation

WenXiang Ding

President